23. Stock-based Compensation (Details - Assumptions)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Expected term	6 years 3 months	6 years 3 months	4 years
Risk-free interest rate, minimum	2.54%	1.81%	1.15%
Risk-free interest rate, maximum	3.03%	2.30%	2.26%
Expected volatility, minimum	624.00%	284.00%	166.00%
Expected volatility, maximum	756.00%	763.00%	178.00%
Expected dividend yield	0.00%	0.00%	0.00%